Stockholders' equity - Additional Information (Detail)			12 Months Ended
	Feb. 22, 2018 BRL (R$) shares	Dec. 15, 2017 shares	Dec. 31, 2018 R$ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Total share capital			9,804,135,348	9,825,771,656	9,873,461,313
Par value | R$ / shares			R$ 0
Number of common stock			4,958,290,359
Number of preferred stock			4,845,844,989
Cancellation of Shares			14,424,206	47,689,657
Percentage of stock split approved			0.50
Annual minimum priority dividend | R$ / shares			R$ 0.015
Bottom of range [member]
Disclosure of classes of share capital [line items]
Annual mandatory dividend rate			25.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Total share capital			4,845,844,989	4,845,844,988	4,845,844,988
Annual minimum priority dividend | R$ / shares			R$ 0.022
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Total share capital			4,958,290,359	4,979,926,668	5,027,616,325
Cancellation of Shares	14,424,206	31,793,105	14,424,206	47,689,657
Value of cancellation of shares considering effect of split | R$	R$ 47,689,657